DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Schedule of Employer Contributions Receivable
Employer contributions receivables as of December 31, 2025 and 2024, included the following:

	2025	2024
Employer matching and Company contributions	$41	$—
Employer matching true-up contributions	11	29
Student loan matching contributions	6	21
Total receivables: Employer contributions	$58	$50